Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 29, 2019
Document Effective Date	Jun. 01, 2019
Prospectus Date	Jun. 01, 2019
Entity Inv Company Type	N-1A
Parametric Emerging Markets Fund | Investor Class
Risk/Return:
Trading Symbol	EAEMX
Parametric Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	ECEMX
Parametric Emerging Markets Fund | Institutional Class
Risk/Return:
Trading Symbol	EIEMX
Parametric Emerging Markets Fund | Class R6
Risk/Return:
Trading Symbol	EREMX
Parametric International Equity Fund | Investor Class
Risk/Return:
Trading Symbol	EAISX
Parametric International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	EIISX
Parametric International Equity Fund | Class R
Risk/Return:
Trading Symbol	ERISX
Parametric International Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESISX
Eaton Vance Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	EEIDX
Parametric Volatility Risk Premium - Defensive Fund | Institutional Class
Risk/Return:
Trading Symbol	EIVPX